Risks Arising from Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Risks Arising from Financial Instruments and Risk Management [Abstract]
Schedule of Foreign Currency Denominated Financial Assets and Liabilities	The Company is exposed to currency risk from the British Pound (“GBP”), Euro (“EUR”), Canadian dollar (“CAD”) and Mexican Peso (“MXN”) through the following foreign currency denominated financial assets and liabilities:
As at (expressed in GBP)	December 31, 2025	December 31, 2024
Financial assets
Cash	£100	£16,558
Trade and other receivables	354	293,055
Loan receivable	—	469,233
	£454	£778,846
Financial liabilities
Trade and other payables	£2,126	£820,809
	£2,126	£820,809

As at (expressed in EUR)	December 31, 2025	December 31, 2024
Financial assets
Cash	€11,304	€12,504
Trade and other receivables	3,076	3,076
	€14,380	€15,580
Financial liabilities
Trade and other payables	€5,263	€838
Loans and borrowings	124,890	124,890
	€130,153	€125,728

As at (expressed in CAD)	December 31, 2025	December 31, 2024
Financial assets
Cash and cash held in trust	$287,503	$5,473,500
Loans receivable	—	515,197
	$287,503	$5,988,697
Financial liabilities
Trade and other payables	$4,137,013	$2,809,356
Due to related party	882,165	425,962
Lease liabilities	191,706	—
Loans and borrowings	1,177,564	315,557
Convertible promissory notes	1,446,893	—
Secured promissory notes	10,465,530	—
Secured convertible debenture	5,681,053	—
	$23,981,924	$3,550,875
As at (expressed in MXN)	December 31, 2025	December 31, 2024
Financial assets
Cash	$5,028,415	$—
Trade and other receivables	24,199,567	—
Due from related parties	68,814	—
	$29,296,796	$—
Financial liabilities
Trade and other payables	$5,425,846	$—
Lease liabilities	4,609,418	—
	$10,035,264	$—